Income Taxes - Schedule of Components of Income Tax Provision (Benefit) (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal
Current			$ 0	$ 0
Deferred			(11,015,759)	(1,496,712)
State and Local
Current			0	0
Deferred			(900,789)	39,574
Foreign
Current			0	0
Deferred			2,867	(8,412)
Change in valuation allowance			11,913,681	1,465,550
Total	$ 0	$ 0	$ 0	$ 0